Stock-Based Compensation (Details) shares in Thousands	Feb. 18, 2022 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Granted stock options | shares	57
Vested year term	5 years
Options have a strike price per share | $ / shares	$ 5.25
Issued fully vested shares of common stock | shares	74
Stock based compensation per share | $ / shares	$ 5.25